INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INVENTORY (Details)
Raw Materials And Supplies	$ 899	$ 182
Harvested Cannabis	35	0
Work In Progress	97	0
Finished Goods	1,962	358
Total	$ 2,993	$ 540